SHARE BASED COMPENSATION (summary of the non-vested RSU activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested RSUs on January 1, 2021 | shares	17,583,452
Vested | shares	(7,252,250)
Forfeited | shares	(41,850)
Nonvested RSUs on December 31, 2021 | shares	10,289,352
Nonvested RSUs on January 1, 2021 | $ / shares	$ 1.38
Vested | $ / shares	1.39
Forfeited | $ / shares	1.27
Nonvested RSUs on December 31, 2021 | $ / shares	$ 1.38